SUBSEQUENT EVENTS (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	May 11, 2026 USD ($)	Jan. 06, 2026 USD ($) security	Jan. 05, 2026 USD ($) security D	Dec. 31, 2025 USD ($) security	Feb. 28, 2026 USD ($) $ / shares agreement	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) installment
SUBSEQUENT EVENTS
Proceeds from issuance of notes payable						$ 280,000	$ 900,000	$ 582,000
Private Placement
SUBSEQUENT EVENTS
Securities issuance, number of securities purchase agreement | agreement					2
Maximum aggregate issuance					$ 2,000,000,000
Share issue price | $ / shares					$ 0.6
Private Placement | Pre Funded Warrants
SUBSEQUENT EVENTS
Warrants issue price per unit | $ / shares					0.59995
Class of warrant exercise price | $ / shares					$ 0.00005
Private Placement | Common warrants
SUBSEQUENT EVENTS
Class of warrant exercise price | $ / shares					$ 1
Warrant exercisable, percentage of purchased units					120.00%
Unsecured promissory note
SUBSEQUENT EVENTS
Debt issuance, number of securities purchase agreement		1	1	1				1
Number of instruments issued		1	1	1				1
Number of accredited investors		1	1	1				1
Principal amount		$ 140,000,000	$ 94,875,000	$ 94,300,000				$ 94,300,000
Proceeds from issuance of notes payable		$ 126,000,000	$ 80,000,000	82,000,000				82,000,000
Maximum additional borrowing capacity				$ 2,000,000,000				$ 2,000,000,000
Contractual interest rate		12.00%	10.00%	12.00%				12.00%
Number of installments | installment								5
Optional repayment period				180 days				180 days
Debt default conversion, discount on lowest trading price			25.00%
Debt default conversion, look back period			20
Beneficial ownership limitation, percentage			4.99%
Debt default, percentage of potential payment			150.00%
Term		12 months
Non-amortization period		60 days
Debt conversion, discount on trading price		35.00%
Conversion eligibility period		6 months
Right to sweep, percentage		50.00%
Threshold proceeds to trigger right		$ 500,000,000
Unsecured promissory note | Minimum
SUBSEQUENT EVENTS
Interest rate in event of default				150.00%				150.00%
Unsecured promissory note | Maximum
SUBSEQUENT EVENTS
Interest rate in event of default				175.00%				175.00%
Subsequent events | Private Placement
SUBSEQUENT EVENTS
Securities issuance, number of securities purchase agreement					2
Maximum aggregate issuance					$ 2,000,000,000
Share issue price | $ / shares					$ 0.6
Subsequent events | Private Placement | Pre Funded Warrants
SUBSEQUENT EVENTS
Warrants issue price per unit | $ / shares					0.59995
Class of warrant exercise price | $ / shares					$ 0.00005
Subsequent events | Private Placement | Common warrants
SUBSEQUENT EVENTS
Class of warrant exercise price | $ / shares					$ 1
Warrant exercisable, percentage of purchased units					120.00%
Subsequent events | Unsecured promissory note
SUBSEQUENT EVENTS
Debt issuance, number of securities purchase agreement		1	1
Number of instruments issued		1	1
Number of accredited investors		1	1
Principal amount	$ 151,800,000	$ 140,000,000	$ 94,875,000
Proceeds from issuance of notes payable	$ 125,000,000	$ 126,000,000	$ 80,000,000
Contractual interest rate	12.00%	12.00%	10.00%
Debt default conversion, discount on lowest trading price			25.00%
Debt default conversion, look back period | D			20
Beneficial ownership limitation, percentage			4.99%
Debt default, percentage of potential payment			150.00%
Term	12 months	12 months
Non-amortization period		60 days
Debt conversion, discount on trading price		35.00%
Conversion eligibility period		6 months
Right to sweep, percentage		50.00%
Threshold proceeds to trigger right		$ 500,000,000